Income (loss) per share	12 Months Ended
Dec. 31, 2012
Income Loss Per Share
Income (loss) per share
	2012	2011	2010

Net income (loss) for the year	$2,062,728	$(3,584,601)	$(4,452,428)

Weighted average number of common shares outstanding
Basic	40,453,392	35,696,620	32,774,974
Additional shares related to assumed exercise of
stock options under treasury stock method	337,070	-
Contingently issuable preferred shares	8,000,000	-
Diluted	48,790,462	35,696,620	32,774,974

Income (loss) per share - Basic	$0.05	$(0.10)	$(0.14)
Income (loss) per share - Diluted	$0.04	$(0.10)	$(0.14)

A total of 2,000,000 of the Preferred Shares (see note 8) are included in the above noted basic income (loss) per share calculations, as the criteria for them to convert to common shares have been met for each period.  The remaining 8,000,000 Preferred Shares are contingently issuable, and are included in the diluted number of shares outstanding .

In periods in which a loss results, all outstanding stock options, common share purchase warrants and certain of the Preferred Shares are excluded from the diluted loss per share calculations as they are anti-dilutive.